LVIP Vanguard Bond Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.97%
Fixed Income Funds–99.92%
Vanguard Core Bond Fund	25,124,898	$453,001,918
Vanguard Intermediate-Term Bond ETF	2,183,238	168,502,309
Vanguard Long-Term Bond ETF	2,623,977	180,477,138
Vanguard Mortgage-Backed Securities ETF	3,786,732	177,787,067
Vanguard Short-Term Bond ETF	3,899,316	305,745,368
Vanguard Total International Bond ETF	4,702,590	225,959,449
		1,511,473,249
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	713,262	$713,262
		713,262
Total Investment Companies (Cost $1,637,793,512)		1,512,186,511

TOTAL INVESTMENTS–99.97% (Cost $1,637,793,512)	1,512,186,511
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	450,921
NET ASSETS APPLICABLE TO 163,860,230 SHARES OUTSTANDING–100.00%	$1,512,637,432

Summary of Abbreviations:
ETF–Exchange-Traded Fund
LVIP Vanguard Bond Allocation Fund–1